Earnings (Loss) Per Common Share (Details) - Schedule of Weighted Average Number of Common Stock Shares - shares	9 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Schedule of Weighted Average Number of Common Stock Shares [Line Items]
Weighted average number of common stock shares and dilutive common stock	124,553	697,743
Warrants [Member]
Schedule of Weighted Average Number of Common Stock Shares [Line Items]
Weighted average number of common stock shares and dilutive common stock	96,876	669,781
Restricted shares – unvested [Member]
Schedule of Weighted Average Number of Common Stock Shares [Line Items]
Weighted average number of common stock shares and dilutive common stock	22,559	22,831
Options [Member]
Schedule of Weighted Average Number of Common Stock Shares [Line Items]
Weighted average number of common stock shares and dilutive common stock	5,118	5,131